Business Organization, Nature of Operations and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Business Organization, Nature of Operations and Basis of Presentation
Note 1 – Business Organization, Nature of Operations and Basis of Presentation

BioRestorative Therapies, Inc. (together with its subsidiaries, “BRT” or the “Company”) develops therapeutic products and medical therapies using cell and tissue protocols, primarily involving adult stem cells. BRT’s website is at www.biorestorative.com. BRT is currently pursuing a Disc/Spine Program. Its lead cell therapy candidate, brtxDISC™ (Disc Implanted Stem Cells), is a product formulated from autologous (or a person’s own) cultured mesenchymal stem cells collected from the patient’s bone marrow. The product is intended to be used for the non-surgical treatment of protruding and bulging lumbar discs in patients suffering from chronic lumbar disc disease. BRT is also engaging in research efforts with respect to a platform technology utilizing brown adipose (fat) for therapeutic purposes and has labeled this initiative its ThermoStem® Program. Through the program, BRT is developing an allogeneic cell-based therapy to target obesity and metabolic disorders using brown adipose (fat) derived stem cells to generate brown adipose tissue (“BAT”). BAT is intended to mimic naturally occurring brown adipose depots that regulate metabolic homeostasis in humans. Further, BRT has developed an ingredient derived from human adult stem cells, which can be used by third party companies in the development of their own skin care products. The ingredient was developed pursuant to BRT’s brtx-C Cosmetic Program. BRT’s Stem Pearls® brand offers plant stem cell-based cosmetic skincare products that are available for purchase online at www.stempearls.com.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and disclosures required by GAAP for annual financial statements. In the opinion of management, such statements include all adjustments (consisting only of normal recurring items) which are considered necessary for a fair presentation of the condensed consolidated financial statements of the Company as of June 30, 2015 and for the six months ended June 30, 2015 and 2014. The results of operations for the six months ended June 30, 2015 are not necessarily indicative of the operating results for the full year ending December 31, 2015 or any other period. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related disclosures of the Company as of December 31, 2014 and for the year then ended, which are included elsewhere in this document.

Effective January 1, 2015, the Company changed its state of incorporation from the State of Nevada to the State of Delaware pursuant to a plan of conversion, dated December 22, 2014 (the “Plan of Conversion”). Pursuant to the Plan of Conversion, the Company also adopted new bylaws, which became effective on January 1, 2015.

Effective July 7, 2015, pursuant to authority granted by the stockholders of the Company, the Company implemented a 1-for-20 reverse split of the Company’s issued and outstanding common stock (the “Reverse Split”) and a reduction in the number of shares of common stock authorized to be issued by the Company from 200,000,000 to 30,000,000. All share and per share information has been retroactively adjusted to reflect the Reverse Split for all periods presented.

Note 1 – Business Organization and Nature of Operations

BioRestorative Therapies, Inc. has two wholly-owned subsidiaries, Stem Pearls, LLC (“Stem Pearls”) and Stem Cell Cayman Ltd. (“Cayman”), which the Company formed in the Cayman Islands (collectively, “BRT” or the “Company”). BRT develops products and medical therapies using cell and tissue protocols, primarily involving adult stem cells designed for personal medical applications. BRT’s website is at www.biorestorative.com. BRT is currently pursuing a Disc/Spine Program. Its lead cell therapy candidate, brtxDISC™ (Disc Implanted Stem Cells), is a product formulated from autologous (or a person’s own) cultured mesenchymal stem cells collected from the patient’s bone marrow. The product is intended to be used for the non-surgical treatment of protruding and bulging lumbar discs in patients suffering from chronic lumbar disc disease. BRT is also engaging in research efforts with respect to a platform technology utilizing brown adipose (fat) for therapeutic purposes and has labeled this initiative its ThermoStem® Program. It is a pre-clinical cell-based therapy to target obesity and metabolic disorders using brown adipose (fat) derived stem cells to generate brown adipose tissue and is intended to mimic naturally occurring brown adipose depots that regulate metabolic homeostasis in humans." BRT has developed an ingredient derived from human adult stem cells, which can be used by third party companies in the development of their own skin care products. The ingredient was developed pursuant to BRT’s “brtx-C Cosmetic Program”. BRT’s Stem Pearls® brand offers plant stem cell-based cosmetic skincare products that are available for purchase online at  www.stempearls.com.

Effective January 1, 2015, the Company changed its state of incorporation from the State of Nevada to the State of Delaware pursuant to a plan of conversion, dated December 22, 2014 (the “Plan of Conversion”). Pursuant to the Plan of Conversion, the Company also adopted new bylaws, which became effective on January 1, 2015.

Effective April 15, 2013, pursuant to authority granted by the stockholders of the Company, the Company implemented a 1-for-50 reverse split of the Company’s issued and outstanding common stock (the “April 2013 Reverse Split”) and a reduction in the number of shares of common stock authorized to be issued by the Company from 1,500,000,000 to 100,000,000.

Note 1A – Reverse Stock Split

Effective July 7, 2015, pursuant to authority granted by the stockholders of the Company, the Company implemented a 1-for-20 reverse split of the Company’s issued and outstanding common stock (the “July 2015 Reverse Split”) and a reduction in the number of shares of common stock authorized to be issued by the Company from 200,000,000 to 30,000,000. All share and per share information has been retroactively adjusted to reflect the July 2015 Reverse Split for all periods presented.